Financial instruments - Analysis of financial instruments (Details) - Currency risks - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	10.00%	10.00%	10.00%
Variance in equity from strengthening in rate	€ 31,007	€ 42,053	€ 11,321
Variance in equity from weakening in rate	(31,007)	(42,053)	(11,321)
Variance in profit and loss from strengthening in rate	31,007	42,053	11,321
Variance in profit and loss from weakening in rate	€ (31,007)	€ (42,053)	€ (11,321)
GBP
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	10.00%	10.00%	10.00%
Variance in equity from strengthening in rate	€ 3,967	€ 6,643	€ 5,702
Variance in equity from weakening in rate	(3,967)	(6,643)	(5,702)
Variance in profit and loss from strengthening in rate	3,967	6,643	5,702
Variance in profit and loss from weakening in rate	€ (3,967)	€ (6,643)	€ (5,702)
EUR
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	10.00%	10.00%	10.00%
Variance in equity from strengthening in rate	€ 34,974	€ 48,699	€ 17,032
Variance in equity from weakening in rate	(34,974)	(48,699)	(17,032)
Variance in profit and loss from strengthening in rate	34,974	48,699	17,032
Variance in profit and loss from weakening in rate	€ (34,974)	€ (48,699)	€ (17,032)